As filed with the Securities and Exchange Commission on June 9, 2021

Securities Act File No. 333-241008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1	☐

Bernstein Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Offices)

(212) 756-4097

(Registrant’s Telephone Number)

Emilie D. Wrapp, Esq.

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copy to:

Margery K. Neale, Esq.

P. Jay Spinola, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of the securities being registered: SCB Class, Advisor Class and Class Z shares of common stock, par value $0.0001 per share, of International Strategic Equities Portfolio, a series of the Registrant.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this Post-Effective Amendment filing is to file the tax opinions for the reorganization of each of the International Portfolio and the Tax-Managed International Portfolio into the International Strategic Equities Portfolio.

The Registrant hereby incorporates by reference the Prospectus/Proxy Statement and Statement of Additional Information, each in the form filed on September  17, 2020 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-241008).

PART C

OTHER INFORMATION

Item 15.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to Article XI of the Fund’s Bylaws (Exhibit (b) to this Registration Statement), directors, officers and employees of the Fund will be indemnified to the maximum extent permitted by Maryland General Corporation Law. Article XI provides that any indemnification or advance of expenses made thereunder shall be subject to applicable requirements of the 1940 Act. Maryland General Corporation Law permits a corporation to indemnify any director, officer, employee or agent made a party to any threatened, pending or completed action, suit or proceeding by reason of service in that capacity, against, judgments, penalties, fines, settlements and reasonable expenses actually incurred in connection with the proceeding, unless it is proved that: (i) an act or omission by the director, officer, employee or agent that was material to the cause of action adjudicated in the proceeding was committed in bad faith or the result of active and deliberate dishonesty; (ii) the director, employee, or agent actually received an improper personal benefit in money, property, or services; or (iii) in the case of any criminal proceeding, the director, employee or agent had reasonable cause to believe that the act or omission was unlawful. Maryland law does not permit indemnification in respect of any proceeding by or in the right of the corporation in which the director shall have been held liable to the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses.

As permitted by Section 17(i) of the 1940 Act, pursuant to Section 13 of the Investment Management Agreement, between the Fund, on behalf of Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of the International Strategic Equities Portfolio, the International Small Cap Portfolio and the Small Cap Core Portfolio and AllianceBernstein Investment Research Management, Inc. (“ABIRM”), AB, Bernstein LLC and ABIRM may be indemnified against certain liabilities which it may incur.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Fund intends to purchase an insurance policy insuring its officers and directors against certain liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonest, fraudulent or criminal acts or omissions. The insurance policy also insures the Fund against the cost of indemnification payments to officers and directors under certain circumstances. Insurance will not be purchased that protects, or purports to protect, any officer or director from liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Section 4 of the Investment Management Agreement provides that AB shall not be liable to the Fund or the Portfolios for any error of judgment by AB or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund or the Portfolios, except in the case of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of obligations and duties under the Investment Management Agreement.

The Fund hereby undertakes that it will apply the indemnification provisions of its Bylaws, and the Investment Management Agreement, Shareholder Servicing Agreement, and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 16.	Exhibits.

(1)(i)	–	Articles of Incorporation of the Fund dated September 2, 2015 (incorporated by reference to Exhibit (a) to the Registrant’s initial registration statement on Form N-1A filed on September 21, 2015).

(1)(ii)	–	Articles Supplementary (submitted electronically by Post-Effective Amendment No. 4 filed on January 26, 2018).

(2)	–	Bylaws of the Fund dated September 2, 2015 (incorporated by reference to Exhibit (b) to the Registrant’s initial registration statement on Form N-1A filed on September 21, 2015).

(3)	–	None.

(4)	–	Form of Agreement and Plan of Reorganization (incorporated by reference to Exhibit 4 to the Registrant’s Registration Statement on Form N-14 (File No. 333-241008, filed on August 5, 2020).

(5)	–	Instruments Defining Rights of Security Holders—supplied by Exhibit (1)(i) (see Article V—Stock; Sections 3, 7, 8, 9, 10, 14 and 15; Article VII—Provisions Defining, Limiting and Regulating Certain Powers of the Corporation and of the Directors and Stockholders; Sections 1(b), 1(c), 2, 3, and 5; Article IX—Amendments); and supplied by Exhibit (2) (see Article II—Meetings of Stockholders and Article VII—Stock).

(6)(i)	–	Investment Advisory and Management Agreement between the Fund and AllianceBernstein L.P. dated November 13, 2019 (submitted electronically by Post-Effective Amendment No. 10 filed on January 28, 2020).

(6)(ii)	–	Shareholder Servicing Agreement between the Fund and AllianceBernstein L.P. dated November 13, 2019 (submitted electronically by Post-Effective Amendment No. 10 filed on January 28, 2020).

(7)(i)	–	Distribution Agreement between the Fund and Bernstein LLC dated November 13, 2019 (submitted electronically by Post-Effective Amendment No. 10 filed on January 28, 2020).

(7)(ii)	–	Distribution Services Agreement between the Fund and AllianceBernstein Investments, Inc. (“ABI”) dated November 13, 2019 (submitted electronically by Post-Effective Amendment No. 10 filed on January 28, 2020).

(7)(iii)	–	Form of Selected Dealer Agreement between ABI and selected dealers offering shares of the Fund (incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AB Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed on October 15, 2009).

(7)(iv)	–	Form of Load Fund Operating Agreement between ABI and Charles Schwab & Co., Inc. making available shares of the Fund (incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AB Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed on October 15, 2009).

(7)(v)	–	Form of Cooperation Agreement between ABI and UBS AG (incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AB Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed on October 15, 2009).

(8)	–	Bonus or Profit Sharing Contracts—Not applicable.

(9)(i)	–	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, effective August 3, 2009 (incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 51 of the Registration Statement on Form N-1A of AB Variable Products Series Fund, Inc. (File Nos. 33-18647 and 811-05398), filed on April 29, 2010).

(9)(ii)	–	Form of Joinder to Custodian Contract between the Fund and State Street Bank and Trust Company (submitted electronically by Pre-Effective Amendment No. 2 filed on December 17, 2015).

(10)(i)	–	Distribution Services Agreement (including a plan pursuant to Rule 12b-1) between the Fund and ABI (submitted electronically by Post-Effective Amendment No. 10 filed on January 28, 2020).

(10)(ii)	–	Rule 12b-1 Plan—supplied by Exhibit (10)(i).

(10)(iii)	–	Plan Pursuant to Rule 18f-3 (submitted electronically by Pre-Effective Amendment No. 2 filed on December 17, 2015).

(11)(i)	–	Opinion and Consent of Venable LLP, counsel for the Registrant (incorporated by reference to Exhibit (11)(i) to the Registrant’s Registration Statement on Form N-14 (File No. 333-241008, filed on August 5, 2020).

(12)(i)	–	Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders with respect to the reorganization of the International Portfolio into the International Strategic Equities Portfolio—filed herewith.

(12)(ii)	–	Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders with respect to the reorganization of the Tax-Managed International Portfolio into the International Strategic Equities Portfolio—filed herewith.

(13)(i)	–	Form of Transfer Agency Agreement between the Fund and AllianceBernstein Investor Services, Inc. (submitted electronically by Pre-Effective Amendment No. 2 filed on December 17, 2015).

(13)(ii)	–	Form of Expense Limitation Agreement by and between the Fund and AllianceBernstein L.P. with respect to International Strategic Equities Portfolio (submitted electronically by Pre-Effective Amendment No. 2 filed on December 17, 2015).

(13)(iii)	–	Form of Expense Limitation Agreement by and between the Fund and AllianceBernstein L.P. with respect to International Small Cap Portfolio (submitted electronically by Pre-Effective Amendment No. 2 filed on December 17, 2015).

(13)(iv)	–	Form of Expense Limitation Agreement by and between the Fund and AllianceBernstein L.P. with respect to Small Cap Core Portfolio (submitted electronically by Pre-Effective Amendment No. 2 filed on December 17, 2015).

(13)(v)	–	Management Fee Waiver Undertaking with respect to the AB Government Money Market Portfolio (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 75 of the Registration Statement on Form N-1A of Sanford C. Bernstein Fund, Inc. (File Nos. 33-21844 and 811-05555), filed with the Securities and Exchange Commission on January 26, 2018).

(14)	–	Consents of PricewaterhouseCoopers LLP, independent registered public accounting firm, for the Registrant and the International Portfolio and the Tax-Managed International Portfolio (incorporated by reference to Exhibit (14) to the Registrant’s Registration Statement on Form N-14 (File No. 333-241008, filed on August 5, 2020).

(15)	–	Omitted Financial Statements—Not applicable.

(16)	–	Powers of Attorney (incorporated by reference to Exhibit (16) to the Registrant’s Registration Statement on Form N-14 (File No. 333-241008, filed on August 5, 2020).

(17)(i)	–	Form of proxy card for shareholders of the International Portfolio (incorporated by reference to Exhibit (17)(i) to the Registrant’s Registration Statement on Form N-14 (File No. 333-241008, filed on August 5, 2020).

(17)(ii)	–	Form of proxy card for shareholders of the Tax-Managed International Portfolio (incorporated by reference to Exhibit (17)(ii) to the Registrant’s Registration Statement on Form N-14 (File No. 333-241008, filed on August 5, 2020).

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on the 9th day of June, 2021.

BERNSTEIN FUND, INC.

By:	/s/ Beata D. Kirr
Beata D. Kirr
President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

*	President and Director
Beata D. Kirr

*	Director
R. Jay Gerken

*	Director
Jeffrey R. Holland

*	Director
William Kristol

*	Director
Michelle McCloskey

*	Director
Debra Perry

*	Director
Donald K. Peterson

/s/ Joseph J. Mantineo	Treasurer and Chief Financial Officer	June 9, 2021
Joseph J. Mantineo

*	This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

By:	/s/ Nancy E. Hay	June 9, 2021
Nancy E. Hay, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

(12)(i)	Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders with respect to the reorganization of the International Portfolio into the International Strategic Equities Portfolio.

(12)(ii)	Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders with respect to the reorganization of the Tax-Managed International Portfolio into the International Strategic Equities Portfolio.